Label	Element	Value
The Catholic SRI Growth Portfolio | The Catholic SRI Growth Portfolio
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	The Catholic SRI Growth Portfolio
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The Catholic SRI Growth Portfolio seeks to maximize total return subject to emphasizing socially responsible investments.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock	The fee and expense tables below describe the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	oef_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover was 17% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	17.00%
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

Under normal circumstances, the Portfolio seeks to achieve its objective, which includes a combination of capital appreciation and income, by investing primarily in equity securities while retaining the flexibility to invest in fixed income securities. In addition to equity and fixed income securities, the Portfolio may invest in other instruments, including, but not limited to, derivatives. The Portfolio is permitted to invest in any equity security, which includes securities issued by other investment companies, including exchange traded funds ("ETFs") and securities issued by one or more of the other portfolios of HC Capital Trust. The Portfolio may invest in companies of any market capitalization.

Further, under the supervision of the Adviser, the Portfolio screens out securities with exposure to a range of social and moral concerns during its security selection process. These concerns include protecting human life; promoting human dignity; reducing arms production; pursuing economic justice; protecting the environment; and encouraging corporate responsibility. This screening will be accomplished with reference to the principles contained in the United States Conference of Catholic Bishops' ("USCCB") Socially Responsible Investing Guidelines ("Social Guidelines"). Potential investments for the Portfolio are selected for financial soundness and all such investments are evaluated according to the Portfolio's social criteria.

The Portfolio may also invest without limitation in fixed income securities of all types and without regard to duration or investment ratings. Fixed income investments may include corporate debt, including high yield or "junk bonds," structured notes, asset backed securities and similar synthetic securities, U.S. treasuries and short-term money market instruments or other cash equivalents.

The Portfolio is permitted to invest in securities issued by companies domiciled anywhere in the world and denominated in any currency, without limitation. The Portfolio may also invest in securities, including privately placed and structured securities, for which there may be limited markets/thinly traded issues. Additionally, in seeking to achieve its objective, the Portfolio is permitted to invest in derivative instruments, including options, futures and options on futures, swaps, structured notes and currency forwards. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, U.S. stock market indexes, and/or on substitutes for such indexes, which may include futures contracts or ETFs. The Portfolio normally writes covered call and put options which have an initial maturity of up to nine months and that are "out of the money" at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio's policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

The Portfolio may be managed using an "active" investment approach and/or a "passive" investment approach designed to approximate as closely as practicable, before expenses, the performance of either the Portfolio's benchmark index or, from time to time, one or more identifiable subsets or other portions of that index. The relative weighting of these two approaches may vary anywhere from 0% to 100% of the Portfolio's assets at any given time.

The Portfolio is not authorized or sponsored by the Roman Catholic Church or the USCCB. Consistent with its investment policies, the Portfolio may purchase and sell securities without regard to the effect on portfolio turnover.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in line with the Portfolio's benchmark over time.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance Bar Chart and Table
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

Performance. The chart and table below show how The Catholic SRI Growth Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio's yearly performance for each full calendar year since the Portfolio's inception on January 12, 2016. The table accompanying the bar chart compares the Portfolio's performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below show how The Catholic SRI Growth Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio's yearly performance for each full calendar year since the Portfolio's inception on January 12, 2016.
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Year-by-Year Total Returns as of 12/31*
Bar Chart Footnotes [Text Block]	oef_BarChartFootnotesTextBlock	* Results shown on a calendar year basis; the Portfolio's fiscal year, however, is June 30.
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock	The Portfolio's before-tax return for the period from January 1, 2025 through September 30, 2025 (non-annualized) was 17.92%.
Best quarter:	2nd Qtr. 2020	20.82%
Worst quarter:	1st Qtr. 2020	-21.96%

Year to Date Return, Label [Optional Text]	oef_YearToDateReturnLabel	before-tax return
Bar Chart, Year to Date Return, Date	oef_BarChartYearToDateReturnDate	Sep. 30, 2025
Bar Chart, Year to Date Return	oef_BarChartYearToDateReturn	17.92%
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	20.82%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(21.96%)
Performance Table Heading	oef_PerformanceTableHeading	Average Annual Total Returns (for the periods ended 12/31/24)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-advantaged arrangements, such as qualified retirement plans.
Performance Table Closing [Text Block]	oef_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-advantaged arrangements, such as qualified retirement plans.

The Catholic SRI Growth Portfolio | The Catholic SRI Growth Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	There is no guarantee that the Portfolio will achieve its investment objective and, as is the case with any investment, you may lose money on your investment in the Portfolio.
The Catholic SRI Growth Portfolio | The Catholic SRI Growth Portfolio | Multi-Manager Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	•Multi-Manager Risk – The Portfolio's multi-manager structure involves the risk that the Specialist Managers serving the Portfolio do not achieve favorable investment results relative to other investments or that the Portfolio's assets are not effectively allocated among Specialist Managers in a manner that enhances the Portfolio's total return or reduces the volatility that might be expected of any one management style. Additionally, the multi-manager structure may, under certain circumstances, cause the Portfolio to incur higher trading costs than might occur in a fund served by a single investment adviser.
The Catholic SRI Growth Portfolio | The Catholic SRI Growth Portfolio | Passive Investing Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	•Passive Investing Risk – the Portfolio may employ a passive investment approach, which attempts to approximate as closely as practicable, before expenses, the performance of either the Portfolio's benchmark index, or one or more identifiable subsets or other portions of that index as deemed appropriate by the Adviser, regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio's return to be lower than if the Portfolio employed an active strategy. In addition, the Portfolio's return may not match or achieve a high degree of correlation with the return of the target investment pool due to operating expenses, transaction costs, and cash flows.
The Catholic SRI Growth Portfolio | The Catholic SRI Growth Portfolio | Equity Risks [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	•Equity Risks. Investment in equity securities involves the following risks:
The Catholic SRI Growth Portfolio | The Catholic SRI Growth Portfolio | Equity Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	•Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.
The Catholic SRI Growth Portfolio | The Catholic SRI Growth Portfolio | Small/Mid Cap Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	•Small/Mid Cap Risk – Small and mid-cap companies may be more vulnerable to adverse business oreconomic developments. Securities issued by these companies may be less liquid and/or more volatile than securities of larger companies or the overall securities markets. Small and mid-cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.
The Catholic SRI Growth Portfolio | The Catholic SRI Growth Portfolio | Investment in Other Investment Companies Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	•Investment in Other Investment Companies Risk – To the extent that the Portfolio acquires securities issued by other investment companies, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the acquired investment companies. Securities issued by other investment companies, including ETFs, are also equity securities and, as such, are subject to Market Risk and Management Risk.
The Catholic SRI Growth Portfolio | The Catholic SRI Growth Portfolio | Exchange-Traded Funds Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	•Exchange-Traded Funds Risk – In addition to the risks of investing in other investment companies generally, an investment in securities issued by an ETF may be subject to the following risks: (1) shares of the ETF may trade at a discount to its net asset value; (2) an active trading market for the ETF's shares may not develop; (3) the exchange on which the ETF is listed may, under certain circumstances, suspend trading of the ETF's shares; and (4) to the extent that an ETF is acquired in order to track a specific asset or index, the ETF may fail to effectively accomplish that goal.
The Catholic SRI Growth Portfolio | The Catholic SRI Growth Portfolio | Socially Responsible Investing Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	•Socially Responsible Investing Risk. The Portfolio considers the Social Guidelines in its investment process and may choose not to purchase, or may sell, otherwise profitable investments in companies which have been identified as being in conflict with the Social Guidelines. This means that the Portfolio may underperform other similar funds that do not consider the Social Guidelines when making investment decisions.
The Catholic SRI Growth Portfolio | The Catholic SRI Growth Portfolio | Foreign Investment Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	•Foreign Investment Risk. Investment in foreign securities involves the following risks:
The Catholic SRI Growth Portfolio | The Catholic SRI Growth Portfolio | Foreign Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	•Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adverselyaffected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities. Additionally, risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations.
The Catholic SRI Growth Portfolio | The Catholic SRI Growth Portfolio | Emerging Markets Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	•Emerging Markets Risk – Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the MSCI EAFE Index. Certain types of securities, including emerging market securities, are subject to the risk that the securities may not be sold at the quoted market price within a reasonable period of time. The Portfolio generally considers "emerging markets" countries to be those included in the MSCI Emerging Markets Index.
The Catholic SRI Growth Portfolio | The Catholic SRI Growth Portfolio | Foreign Currency Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	•Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.
The Catholic SRI Growth Portfolio | The Catholic SRI Growth Portfolio | Fixed Income Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	•Fixed Income Risk. Investments in fixed income securities may involve the following risks, depending on the instrument involved:
The Catholic SRI Growth Portfolio | The Catholic SRI Growth Portfolio | Interest Rate Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	•Interest Rate Risk – The value of fixed income securities held in the Portfolio, including U.S. Government securities, may decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest ratechanges than those with shorter effective maturities. U.S. Government securities can exhibit price movements resulting from changes in interest rates. During low interest rate environments, the risk that interest rates will rise is increased. Such increases may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. These risks are greater when a low interest rate environment has existed for an extended period of time.
The Catholic SRI Growth Portfolio | The Catholic SRI Growth Portfolio | Call/Prepayment Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	•Call/Prepayment Risk – When interest rates are declining, issuers of fixed income securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income.
The Catholic SRI Growth Portfolio | The Catholic SRI Growth Portfolio | Extension Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	•Extension Risk – Fixed income securities held by the Portfolio are subject to the risk that payment on the loans underlying the securities held by the Portfolio will be made more slowly when interest rates are rising. This could cause the market value of the securities to decline.
The Catholic SRI Growth Portfolio | The Catholic SRI Growth Portfolio | Credit Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	•Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Portfolio's return. Changes in economic conditions are likely to cause issuers of these fixed income securities to be unable to meet their obligations. The lower the rating of a debt security, the higher its credit risk. In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.
The Catholic SRI Growth Portfolio | The Catholic SRI Growth Portfolio | High Yield Bond Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	•High Yield Bond Risk – High yield bonds, commonly referred to as "junk bonds," are considered speculative under traditional investment standards. Prices of these securities will rise and fall primarily in response to changes in the issuer's financial health, although changes in market interest rates also will affect prices. High yield bonds may also experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.
The Catholic SRI Growth Portfolio | The Catholic SRI Growth Portfolio | Asset-Backed/Mortgage-Backed Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	•Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments. Although these securities may offer yields higher than those available from other types of securities, these securities may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities may be particularly susceptible to Prepayment Risk.
The Catholic SRI Growth Portfolio | The Catholic SRI Growth Portfolio | Thinly traded Securities [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	•Thinly traded Securities. The Portfolio may invest in securities, including privately placed and structured securities and derivatives, for which there may be limited markets/thinly traded issues. Investment in these securities involve the following risks:
The Catholic SRI Growth Portfolio | The Catholic SRI Growth Portfolio | Liquidity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	•Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.
The Catholic SRI Growth Portfolio | The Catholic SRI Growth Portfolio | Valuation Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	•Valuation Risk – When market quotations are not readily available or are deemed to be unreliable, the Portfolio values its investments at fair value as determined in good faith pursuant to policies and procedures approved by the Board of Trustees. Fair value pricing may require subjective determinations about the value of a security or other asset. As a result, there can be no assurance that fair value pricing will result in adjustments to the prices of securities or other assets, or that fair value pricing will reflect actual market value, and it is possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset.
The Catholic SRI Growth Portfolio | The Catholic SRI Growth Portfolio | Risks Associated with Investments in Derivatives [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	•Risks Associated with Investments in Derivatives. The Portfolio is permitted to invest in derivative instruments,including options, futures, options on futures and swaps. Investment in derivatives depends largely on the performance of an underlying reference instrument or rate and the Specialist Manager's ability to predict correctly the direction of securities prices, interest rates, currency exchange rates and/or other economic factors. Derivatives involve additional costs and often have risks similar to an investment in the reference instrument in addition to other risks, such as:
The Catholic SRI Growth Portfolio | The Catholic SRI Growth Portfolio | General Derivative Risks [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	•General Derivative Risks – Derivatives may be volatile and may involve significant risks. The Portfolio's exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Portfolio's losses and reducing the Portfolio's opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. Derivatives also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Portfolio. Certain derivatives held by the Portfolio may be illiquid, including non-exchange-traded or over-the-counter derivatives that are linked to illiquid instruments or illiquid markets, making it difficult to close out an unfavorable position. Derivatives also may be more difficult to purchase, sell or value than other instruments. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Portfolio.
The Catholic SRI Growth Portfolio | The Catholic SRI Growth Portfolio | Counterparty Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	•Counterparty Risk – The Portfolio will be subject to counterparty credit risk with respect to derivative contracts entered into by the Portfolio or held by special purpose or structured vehicles in which the Portfolio invests, including other investment companies. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Portfolio may obtain only a limited recovery or may obtain no recovery in such circumstances.
The Catholic SRI Growth Portfolio | The Catholic SRI Growth Portfolio | Derivatives Tax Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	•Derivatives Tax Risk – Compared to other types of investments, derivatives may be harder to value andmay also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio's taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. These rules may: (i) affect whether gains and losses recognized by the Portfolio are treated as ordinary or capital or as short-term or long-term, (ii) accelerate the recognition of income or gains to the Portfolio, (iii) defer losses to the Portfolio, and (iv) cause adjustments in the holding periods of the Portfolio's securities. To the extent that the Portfolio uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Portfolio may not realize the intended benefits. The Portfolio's use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.
The Catholic SRI Growth Portfolio | The Catholic SRI Growth Portfolio | Options Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	•Options Risk – purchasing and writing put and call options are highly specialized activities and entail greater-than-ordinary investment risks. Investments in options are considered speculative. An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a "call option") or sell (a "put option") the underlying security or futures contract (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the "exercise price") during a period of time or on a specified date. When the Portfolio writes (sells) an option, it profits if the option expires unexercised, because it retains the premium the buyer of the option paid. However, if the Portfolio writes a call option, it incurs the risk that the market price of the underlying security or futures contract could increase above the option's exercise price. If this occurs, the option could be exercised and the Portfolio would be forced to sell the underlying security or futures contract at a lower price than its current market value. If the Portfolio writes a put option, it incurs the risk that the market value of the underlying security or futures contract could decrease below the option's exercise price. If this occurs, the option could be exercised and the Portfolio would be forced to buy the underlying security or futures contract at a higherprice than its current market value. When the Portfolio purchases an option, it will lose the premium paid for the option if the price of the underlying security or futures contract decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If an option purchased by the Portfolio were permitted to expire without being sold or exercised, its premium would represent a loss to the Portfolio.
The Catholic SRI Growth Portfolio | The Catholic SRI Growth Portfolio | Swaps Risks [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	•Swaps Risks – The use of swaps is a highly specialized activity which involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. Swap transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from the Portfolio's direct investments in securities and short sales. Transactions in swaps can involve greater risks than if the Portfolio had invested in securities directly since, in addition to general market risks, swaps may be leveraged and are also subject to liquidity risk, counterparty risk, credit risk and valuation risk. Regulators also may impose limits on an entity's or group of entities' positions in certain swaps.
The Catholic SRI Growth Portfolio | The Catholic SRI Growth Portfolio | Options Writing Strategy Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	•Options Writing Strategy Risk – if the underlying index appreciates or depreciates sufficiently over the period to offset the new premium received from the written option on that index, a net loss will result. An index substitute reflects the underlying risks of the index and index substitute options are subject to the same risks as index options. In addition, the value of the index substitute is subject to change as the values of the component securities fluctuate. The performance of the index substitute may not exactly match the performance of the index.
The Catholic SRI Growth Portfolio | The Catholic SRI Growth Portfolio | Risks Associated with Investments in Futures [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	•Risks Associated with Investments in Futures. The Portfolio is permitted to invest in futures. Investment in futures depends largely on the performance of an underlying reference instrument or rate and the Specialist Manager's ability to predict correctly the direction of securities prices, interest rates, currency exchange rates and/or other economic factors. Futures involve additional costs and often have risks similar to an investment in the reference instrument in addition to other risks.The value of futures may rise or fall more rapidly than other investments and there is a risk that the Portfolio may lose more than the original amount invested in futures. Futures also involve the risk that other parties to the derivative contract may fail to meet their obligations,which could cause losses to the Portfolio. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Portfolio may obtain only a limited recovery or may obtain no recovery in such circumstances. Compared to other types of investments, futures may be harder to value and may also be less tax efficient. To the extent that the Portfolio uses futures to gain or limit exposure to a particular market or market segment, there may beimperfect correlation between the value of the futures instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Portfolio may not realize the intended benefits. The Portfolio's use of futures may be limited by the requirements for taxation of the Portfolio as a regulated investment company.
The Catholic SRI Growth Portfolio | The Catholic SRI Growth Portfolio | The Catholic SRI Growth Portfolio
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.31%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.41%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 42
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	132
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	230
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 518
The Catholic SRI Growth Portfolio | MSCI World Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	19.19%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.70%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.62%
The Catholic SRI Growth Portfolio | The Catholic SRI Growth Portfolio
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	22.49%
Annual Return [Percent]	oef_AnnlRtrPct	(9.78%)
Annual Return [Percent]	oef_AnnlRtrPct	23.21%
Annual Return [Percent]	oef_AnnlRtrPct	17.24%
Annual Return [Percent]	oef_AnnlRtrPct	22.31%
Annual Return [Percent]	oef_AnnlRtrPct	(20.43%)
Annual Return [Percent]	oef_AnnlRtrPct	26.71%
Annual Return [Percent]	oef_AnnlRtrPct	19.95%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	19.95%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.64%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.97%
Performance Inception Date	oef_PerfInceptionDate	Jan. 12, 2016
The Catholic SRI Growth Portfolio | The Catholic SRI Growth Portfolio | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	19.54%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.44%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.89%
The Catholic SRI Growth Portfolio | The Catholic SRI Growth Portfolio | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.08%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.92%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.27%